ACCRUALS AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Aug. 22, 2025	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Advances from related party	$ 202,317	$ 356	$ 0